March 26, 2007




VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

	Re:	Symetra Resource Variable Account B (811-04716)


Dear Commissioners:

	On behalf of Symetra Life Insurance Company and the Symetra Resource Variable Account B, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's annual report for the period ending December 31, 2006 has been transmitted to contract owners accordingly.

We incorporate by reference the following annual report for the underlying funds:

Filer/Entity:  AIM Variable Insurance Funds
		Registration No.:  811-075452
		CIK No.: 0000896435
		Accession No.:  0000950129-07-001075
		Date of Filing: 03/01/2007

		Filer/Entity: American Century Variable Portfolios Inc. Registration No.: 811-05188
		CIK No.:  0000814680
		Accession No.:  0000814680-07-000008
		Date of Filing:  02/27/2007

		Filer/Entity:  Dreyfus Investment Portfolios
		Registration No.:  811-08673
		CIK No.:  001056707
		Accession No.:  0001056707-07-000002
		Date of Filing:  02/28/2007

		Filer/Entity: Dreyfus Socially Responsible Growth Fund Inc. Registration No.: 811-07044
		CIK No.:  0000890064
		Accession No.:  0000890064-07-000002
		Date of Filing:  02/26/2007

		Filer/Entity:  Dreyfus Stock Index Fund Inc.
		Registration No.:  811-05719
		CIK No.:  0000846800
		Accession No.:  0000846800-07-000002
		Date of Filing:  02/26/2007
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		Filer/Entity:  Dreyfus Variable Investment Fund
		Registration No.:  811-05125
		CIK No.:  0000813383
		Accession No.:  0000813383-07-000003
		Date of Filing:  02/27/2007

		Filer/Entity:  DWS Variable Series I
		Registration No.:  811-04257
		CIK No.:  0000764797
		Accession No.:  0000088053-07-000273
		Date of Filing:  02/28/2007

		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.:  0000912577-07-000001
		Date of Filing:  03/01/2007

		Filer/Entity:  Franklin Templeton Variable Insurance
			       Products Trust
		Registration No.:  811-05583
		CIK No.: 0000837274
		Accession No.:  0000837274-07-000012
		Date of Filing:  02/27/2007

		Filer/Entity:  ING Investors Trust
		Registration No.:  811-05629
		CIK No.:  0000837276
		Accession No.:  0001193805-07-000643
		Date of Filing:  03/01/2007

		Filer/Entity:  ING VP Natural Resources Trust
		Registration No.:  811-05710
		CIK No.:  0000844070
		Accession No.:  0001193805-07-000639
		Date of Filing:  03/01/2007

		Filer/Entity:  JP Morgan Series Trust II
		Registration No.:  811-08212
		CIK No.:  0000916118
		Accession No.:  0001325358-07-000109
		Date of Filing:  02/28/2007

		Filer/Entity:  Pioneer Variable Contracts Trust
		Registration Statement:  811-08786
		CIK No.:  0000930709
		Accession No.:  000093709-07-000019
		Date of Filing:  03/01/2007

		Filer/Entity:  PIMCO Variable Insurance Trust
		Registration No.:  811-08399
		CIK No.:  0001047304
		Accession No.:  0001236835-07-000024
		Date of Filing:  03/01/2007

		Filer/Entity:  DWS Variable Series II
		Registration No.:  811-05002
		CIK No.:  0000810573
		Accession No.:  0000088053-07-000281
		Date of Filing:  03/01/07

		Filer/Entity:  Variable Insurance Product Fund
		Registration No.:  811-03329
		CIK No.:  0000356494
		Accession No.:  0000945908-07-000006
		Date of Filing:  03/01/2007

		Filer/Entity:  Variable Insurance Product Fund II
		Registration No.:  811-05511
		CIK No.:  0000831016
		Accession No.:  0000945908-07-000007
		Date of Filing:  03/01/2007

		Filer/Entity:  Variable Insurance Product Fund III
		Registration No.:  811-07205
		CIK No.:  0000927384
		Accession No.:  0000945908-07-000008
		Date of Filing:  03/01/2007


If you have any questions regarding this filing, please contact me at (425) 256-8021.

					Sincerely,



					George C. Pagos
					Vice President and General Counsel